WRL LETTERHEAD




                                            May 8, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

 Re:   Western Reserve Life Assurance Co. of Ohio
       WRL Series Annuity Account B
       Janus Retirement Advantage
       File No. 33-63246

       CIK No.  0000906320

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account B (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 1998 via EDGAR.

                                            Sincerely,


                                            /s/ Priscilla I. Hechler
                                            Priscilla I. Hechler
                                            Assistant Vice President
                                            and Assistant Secretary

cc: Thomas E. Pierpan, Esq.
    Mary Jane Wilson-Bilik, Esq.